Summary of principal accounting policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Impact of adoption on opening accumulated deﬁcit	¥ 1,177,762,000	$ 166,332	¥ (91,846,000)	¥ (134,025,000)	¥ (43,218,000)
Revenue, practical expedient, remaining performance obligation, description	Company elected the practical expedient to not disclose the value of unsatisﬁed performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.
Minimum
Disaggregation Of Revenue [Line Items]
KOL sales services, credit term	1 month
Maximum
Disaggregation Of Revenue [Line Items]
KOL sales services, credit term	3 months
Accumulated deﬁcit
Disaggregation Of Revenue [Line Items]
Impact of adoption on opening accumulated deﬁcit	¥ (325,126,000)		¥ (232,635,000)	¥ (159,389,000)	¥ (55,384,000)
Cumulative effect period of adoption adjustment | Accumulated deﬁcit | ASC 606
Disaggregation Of Revenue [Line Items]
Impact of adoption on opening accumulated deﬁcit	¥ 0